Schedule of breakdown of capital stock by nature (Details) - shares	Sep. 30, 2021	Dec. 31, 2020
EquityLineitems [Line Items]
Outstanding shares	808,411,566	807,707,162
Issued capital [member]
EquityLineitems [Line Items]
Outstanding shares	812,473,246	812,473,246
Treasury shares [member]
EquityLineitems [Line Items]
Outstanding shares	(4,061,680)	(4,766,084)